Financial risk management - Maximum amount of exposure to credit risk by type of collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 272,039,973	₩ 238,576,422
Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	67,745,137	68,172,141
Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,915,179	3,044,410
Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,947,678	2,090,574
Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	197,422,000	162,613,244
Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,002,292	2,644,553
Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	7,687	11,500
12-month expected credit loss
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	231,572,412	205,342,633
12-month expected credit loss | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	55,422,696	57,461,539
12-month expected credit loss | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	2,508,238	2,680,530
12-month expected credit loss | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,576,438	1,610,021
12-month expected credit loss | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	170,210,822	141,472,617
12-month expected credit loss | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	1,846,531	2,106,426
12-month expected credit loss | Others
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	7,687	11,500
Life time expected credit loss
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	39,480,157	32,096,019
Life time expected credit loss | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	11,872,362	10,231,324
Life time expected credit loss | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	401,970	356,489
Life time expected credit loss | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	367,086	470,284
Life time expected credit loss | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	26,682,978	20,751,067
Life time expected credit loss | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	155,761	286,855
Impaired
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	987,404	1,137,770
Impaired | Guarantee
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	450,079	479,278
Impaired | Deposits and Savings
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	4,971	7,391
Impaired | Property and equipment
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	4,154	10,269
Impaired | Real estate
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	528,200	389,560
Impaired | Securities
Maximum amount of exposure to credit risk by type of collateral [Line Items]
Maximum exposure to credit risk	₩ 0	₩ 251,272